RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIPS

Name	Relationship with the Company

Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	Afficilate of non-controlling interest shareholder
Huizhou Highpower Technology Co., Ltd. (“Huizhou High power”)	Afficilate of non-controlling interest shareholder
Ms. Xiaodan Liu	CEO of Elong Power

SCHEDULE OF RELATED PARTY TRANSACTIONS

The following table consists of the purchases that have been entered into with related parties:

	For the Years Ended December 31,
	2025	2024	2023
Lease from a related party
–Ms. Xiaodan Liu	$4,174	$55,588	$-

SCHEDULE OF PROCEEDS AND REPAYMENTS AND SHORT-TERM LOANS PAYABLE TO RELATED PARTIES

The following table consists of the financing that have been entered into with related parties:

		For the Years Ended Decem 31,
	Note	2025	2024	2023
Proceeds from related parties
– Ms. Xiaodan Liu		$1,380,396	$-	$-

c) Short-term loans payable to related parties

	Note	As of December 31, 2025	As of December 31, 2024
Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	(a)	$428,994	$-
Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”)	(a)	142,998	-
Ms.Xiaodan Liu	(b)	1,458,374	-

(a)

On October 30, 2023, Huizhou Jingyang entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate. During the year ended December 31, 2024, the loans have been extended to October 20, 2025 and November 8, 2025, respectively. These loans were recorded under current liabilities of discontinued operations as at December 31, 2024.

In 2025, Huizhou Jingyang transferred its debt of RMB 3million and RMB1 million owned to Beijing Xinlongmai and Huizhou Highpower, respectively, to Elong Beijing under same terms. As of December 31, 2025 and 2024, the Company had outstanding borrowings of $428,994 and nil from Beijing Xinlongmai, respectively. As of December 31, 2025 and 2024, the Company had outstanding borrowings of $142,998 and nil from Huizhou Highpower, respectively.

(b)

On April 11, 2025, the Company obtained aggregate borrowings of RMB9.3 million ($1,380,396) from Ms. Xiaodan Liu, bearing interest at 8% per annum and due on April 10, 2026.

In 2025, Jingyang HK borrowed RMB0.8 million ($117,076) from Ms. Xiaodan Liu, bearing interest at 8% per annum and payable on demand. On December 31, 2025 Jingyang HK transferred its debt of RMB0.8 million ($117,076) owed to Ms. Xiaodan Liu and related interest payable to ELPW under same terms.

SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following for the periods indicated:

	Relationship	As of December 31, 2025	As of December 31, 2024	Note
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	71,499	68,500	Lease Deposit
Total		$71,499	$68,500

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following for the periods indicated:

	Relationship	As of December 31, 2025	As of December 31, 2024	Note
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	4,713	1,118	Payable for employee reimbursement
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	-	54,800	Payable for the lease of a vehicle
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	75,060	-	Interest payable
Total		$79,773	$55,918